UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-09749


                         LIFETIME ACHIEVEMENT FUND, INC.
               (Exact Name of Registrant as Specified in Charter)

             15858 West Dodge Road, Suite 310, Omaha, Nebraska 68118
               (Address of Principal Executive Offices) (Zip Code)

                                 (402) 330-1166
              (Registrant's Telephone Numbers, Including Area Code)

                          Roland R. Manarin, President
                         Lifetime Achievement Fund, Inc
                        15858 West Dodge Road, Suite 310
                              Omaha, Nebraska 68118
                     (Name and Address of Agent for Service)

                                   Copies to:

                               John C. Miles, Esq.
                 Cline Williams Wright Johnson & Oldfather, LLP
                                   Suite 1900
                                   233 S. 13th
                             Lincoln, Nebraska 68508

Date of fiscal year end: December 31

Date of reporting period: July 1, 2003 - June 30, 2004




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

                                                         Proxy Voting Record

------------------------------------------------------------------------------------------------------------------------
        Rydex Dynamic Tempest 500 Cl. H

        Exchange Ticker Symbol:                          RYTPX       CUSIP:       783554421

                                                                                   Special
        Shareholder Meeting Date:                      4/30/2004                   Meeting

                                                             Proposed by
                                                       ------------------------
                          Proposal                      Issuer      Security                    LFTAX       Management
                                                                     Holder         Voted       Voted      Recommended
------- ---------------------------------------------- ---------- ------------- ------------ ------------ --------------
  1.01  Elect Director Corey A. Colehour                   X                         YES         FOR           FOR
  1.02  Elect Director Kenneth Dalton                      X                         YES         FOR           FOR
  1.03  Elect Director John O. Demaret                     X                         YES         FOR           FOR
  1.04  Elect Director Patrick T. McCarville               X                         YES         FOR           FOR
  1.05  Elect Director Roger Scmers                        X                         YES         FOR           FOR
  1.06  Elect Carl G. Verboncoeur                          X                         YES         FOR           FOR
     3  Approve investment advisory agreement              X                         YES         FOR           FOR
        between Rydex Dynamic Funds
        & Padco Advisors, Inc.
------- ---------------------------------------------- ---------- ------------- ------------ ------------ --------------

        Weitz Partners Value Fund

        Exchange Ticker Symbol:                          WPVLX       CUSIP:       948906102

                                                                                   Special
        Shareholder Meeting Date:                      3/5/2004                    Meeting

                                                             Proposed by
                                                       ------------------------
                          Proposal                      Issuer      Security                    LFTAX    Management
                                                                     Holder         Voted       Voted    Recommended
        ---------------------------------------------- ---------- ------------- ------------ ---------- --------------
     1  Reorganization to a Delaware Co.                   X                         YES         FOR         FOR
  2.01  To amend fundamental investment restriction        X                         YES         FOR         FOR
        re: underwriting securities
  2.02  To amend fundamental investment restriction        X                         YES         FOR         FOR
        re: investments in real estate
  2.03  To amend fundamental investment restriction        X                         YES         FOR         FOR
        re: investments in commodities
  2.04  To amend fundamental investment restriction        X                         YES         FOR         FOR
        re: issuing senior securities
  2.05  To amend fundamental investment restriction        X                         YES         FOR         FOR
        re: making loans
  2.06  To amend fundamental investment restriction        X                         YES         FOR         FOR
        re:  borrowing
  2.07  To eliminate fundamental investment                X                         YES         FOR         FOR
        restriction re: purchasing securities on margin
  2.08  To eliminate fundamental investment restriction    X                         YES         FOR         FOR
        re: participation in securities trading accounts
  2.09  To eliminate fundamental investment restriction    X                         YES         FOR         FOR
        re: investments for exercising control
        over an issuer
  2.10  To amend fundamental investment restriction        X                         YES         FOR         FOR
        re: industry concentration
  2.11  To amend fundamental investment restriction        X                         YES         FOR         FOR
        re: diversification
  2.12  To eliminate fundamental investment restriction    X                         YES         FOR         FOR
        re:  investment objectives and strategies

------- ---------------------------------------------- ---------- ------------- ------------ ---------- --------------

        Level 3 Communications, Inc.

        Exchange Ticker Symbol:                          LVLT        CUSIP:       52729N100

                                                                                   Annual
        Shareholder Meeting Date:                      5/18/2004                   Meeting

                                                             Proposed by
                                                       ------------------------
                          Proposal                      Issuer      Security                    LFTAX     Management
                                                                     Holder        Voted        Voted     Recommended
        ---------------------------------------------- ---------- ------------- ------------ ---------- --------------
  1.01  Elect Director James Q. Crowe                      X                         YES         FOR         FOR
  1.02  Elect Director Robert E. Julian                    X                         YES         FOR         FOR
  1.03  Elect Director Walter Scott, Jr.                   X                         YES         FOR         FOR
     2  Approve amendment to 1995 stock plan to            X                         YES         FOR         FOR
        increase # of shares reserved for issuance
        by 80M
     3  Other Business                                     X                         YES         FOR         FOR
------- ---------------------------------------------- ---------- ------------- ------------ ---------- --------------

        A.G. Edwards, Inc.

        Exchange Ticker Symbol:                           AGE        CUSIP:       281760108

                                                                                   Annual
        Shareholder Meeting Date:                      6/24/2004                   Meeting

                                                             Proposed by
                                                       ------------------------
                          Proposal                      Issuer      Security                   LFTAX      Management
                                                                     Holder        Voted       Voted     Recommended
        ---------------------------------------------- ---------- ------------- ------------ ---------- --------------
  1.01  Elect Director Robert L. Bagby                     X                         YES         FOR         FOR
  1.02  Elect Director Dr. E. Eugene Carter                X                         YES         FOR         FOR
  1.03  Elect Director Peter B. Madoff                     X                         YES         FOR         FOR
     2  Approve 2004 performance plan for execs            X                         YES         FOR         FOR
        Ratify appointment of Deloitte & Touche LLP
     3  as independent auditors for year ending 2/28/05    X                         YES         FOR         FOR
------- ---------------------------------------------- ---------- ------------- ------------ ---------- --------------

        SoftBrands, Inc.

        Exchange Ticker Symbol:                          SFBD        CUSIP:       83402A107

                                                                                   Annual
        Shareholder Meeting Date:                      7/28/2004                   Meeting

                                                             Proposed by
                                                       ------------------------
                          Proposal                      Issuer      Security                    LFTAX    Management
                                                                     Holder         Voted       Voted    Recommended
        ---------------------------------------------- ---------- ------------- ------------ ---------- --------------
  1.01  Elect Director David Samuel                        X                         YES         FOR         FOR
  1.02  Elect Director Jeffery Vorholt                     X                         YES         FOR         FOR
        Approve amendments to amend and restate
     2  articles if incorporatioin to increase             X                         YES         FOR         FOR
         authoized shares to 125M
------- --------------------------------------------------------- ------------- ------------ ---------- --------------

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant             Lifetime Achievement Fund, Inc.


(Signature and Title)  /s/ Roland R. Manarin, President
                       ----------------------------------
                           Roland A. Manarin, President
                          (Principal Executive Officer)


Date August 25, 2004